Basis of preparation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Nov. 10, 2025	Dec. 31, 2024	May 07, 2024	Dec. 31, 2023	Sep. 22, 2023
Disclosure of initial application of standards or interpretations [line items]
Translation reserve	€ 102.4		€ 135.3
Level of rounding used in financial statements	€0.1 million
Revolving Credit Facility (new)
Disclosure of initial application of standards or interpretations [line items]
Interest rate	2.25%
Line of credit facility, maximum borrowing capacity	€ 175.0
Senior USD Debt
Disclosure of initial application of standards or interpretations [line items]
Interest rate		2.50%		2.50%	3.00%	3.75%